HENDERSON GLOBAL FUNDS

Henderson European Focus Fund
Henderson Global Equity Income Fund
Henderson Global Opportunities Fund
Henderson Global Technology Fund
Henderson International Opportunities Fund
Henderson Japan-Asia Focus Fund

Supplement dated February 18, 2011
to the Prospectus dated November 30, 2010 as supplemented January 14, 2011 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Contingent Deferred Sales Charge (CDSC) - CDSC Waivers

Effective immediately, the seventh bullet “redemptions of Class A shares where no broker was compensated by the Distributor for the sale” under “Contingent Deferred Sales Charge (CDSC) - CDSC Waivers” in the “Description of Share Classes” section on page 40 of the Prospectus is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

HENDERSON GLOBAL FUNDS

Henderson Worldwide Income Fund
(the “Fund”)

Supplement dated February 18, 2011
to the Prospectus dated April 30, 2010 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Contingent Deferred Sales Charge (CDSC) - CDSC Waivers

Effective immediately, the seventh bullet “redemptions of Class A shares where no broker was compensated by the Distributor for the sale” under “Contingent Deferred Sales Charge (CDSC) - CDSC Waivers” in the “Description of Share Classes” section on page 18 of the Prospectus is hereby deleted in its entirety.

Elimination of Redemption Fees
Effective as of July 1, 2010, the Fund will eliminate the redemption fees on shares redeemed within thirty (30) days of purchase, including redemptions in connection with an exchange.  All references in the Prospectus to the Fund charging a redemption fee are removed as of July 1, 2010.

In addition, the following table replaces the “Shareholder Fees” table with respect to the Fund in the “Fund Summary” section on page four (4) of the Prospectus, effective July 1, 2010:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	5.00%(a)	1.00%(b)
Redemption Fee	None	None	None

Closure of Class B Shares to New or Additional Purchases

Effective November 30, 2010, the Fund will not accept new or additional investments in Class B shares of the Fund with the limited exception that current Class B shareholders may continue to have their dividends automatically reinvested in Class B shares of their Fund.  As described in the Prospectus, Class B shares of the Fund may continue to be exchanged with Class B shares of other Henderson Global Funds.

The Fund reserves the right to make additional exceptions or otherwise modify the foregoing closure policy at any time and for any reason.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson Emerging Markets Opportunities Fund

Supplement dated February 18, 2011
to the Prospectus dated December 31, 2010 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Contingent Deferred Sales Charge (CDSC) - CDSC Waivers

Effective immediately, the seventh bullet “redemptions of Class A shares where no broker was compensated by the Distributor for the sale” under “Contingent Deferred Sales Charge (CDSC) - CDSC Waivers” in the “Description of Share Classes” section on page 16 of the Prospectus is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson International All Cap Equity Fund

Supplement dated February 18, 2011
to the Prospectus dated December 31, 2010 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Contingent Deferred Sales Charge (CDSC) - CDSC Waivers

Effective immediately, the seventh bullet “redemptions of Class A shares where no broker was compensated by the Distributor for the sale” under “Contingent Deferred Sales Charge (CDSC) - CDSC Waivers” in the “Description of Share Classes” section on page 14 of the Prospectus is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson Money Market Fund

Supplement dated February 18, 2011
to the Prospectus dated April 30, 2010 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Contingent Deferred Sales Charge (CDSC) - CDSC Waivers

Effective immediately, the seventh bullet “redemptions of Class A shares where no broker was compensated by the Distributor for the sale” under “Contingent Deferred Sales Charge (CDSC) - CDSC Waivers” in the “Description of Share Classes” section on page 15 of the Prospectus is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.